Shareholder Report, Line Graph (Details) 194120_Themes China Generative Artificial Intelligence ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jul. 14, 2025	Sep. 30, 2025
Themes China Generative Artificial Intelligence ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Themes China Generative Artificial Intelligence ETF NAV
Accumulated Value	$ 10,000	$ 15,001
MSCI ACWI Net Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net Total Return Index (USD)
Accumulated Value	10,000	$ 10,693
BITA China Generative AI Select Index
Account Value [Line Items]
Line Graph and Table Measure Name		BITA China Generative AI Select Index
Accumulated Value	$ 10,000	$ 15,002